Derivative Instruments and Hedging Activities - Net Investment Hedge Gains (Losses) Recognized on Consolidated Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	$ (271.8)	$ 160.3	$ (54.3)
Euro Notes [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	(236.0)	80.8	(37.4)
Swiss Notes [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	(13.3)
Cross-currency Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	$ (22.5)	$ 79.5	$ (16.9)